SCHEDULE OF INVESTMENTS
Ivy Government Securities Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations - 6.4%
Federal Farm Credit Bank:
3.560%, 10-6-32	$5,000	$6,258
3.460%, 2-22-33	3,500	4,350
Tennessee Valley Authority, 2.875%, 2-1-27	2,500	2,833
U.S. Department of Transportation, 6.001%, 12-7-21(A)	8,000	8,625
U.S. International Development Finance Corp. (GTD by U.S. Government), 5.142%, 12-15-23	1,001	1,083

		23,149

Mortgage-Backed Obligations - 40.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6-25-22	7,250	7,537
2.615%, 1-25-23	3,000	3,147
5.000%, 5-15-23	395	412
2.896%, 4-25-26	880	939
3.000%, 10-15-36	1,595	1,625
3.000%, 10-15-45	1,734	1,785
3.000%, 11-15-45	4,688	4,875
3.000%, 4-15-46	2,019	2,163
3.000%, 4-15-53	2,820	2,851
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10-1-44	1,561	1,700
3.500%, 7-1-49	3,833	4,103
3.500%, 10-1-49	3,797	3,992
3.000%, 11-1-49	9,528	10,145
3.000%, 12-1-49	9,207	9,769
3.000%, 1-1-50	3,918	4,161
3.000%, 2-1-50	3,526	3,736
Federal National Mortgage Association Agency REMIC/CMO:
2.715%, 2-25-22	3,860	3,951
3.360%, 12-1-22	1,817	1,910
2.390%, 6-1-25	4,010	4,153
3.360%, 7-1-25	2,466	2,722
3.500%, 4-25-37	1,334	1,370
2.500%, 5-25-45	4,594	4,816
Federal National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 2.945%, 3-25-28(B)	1,849	1,995

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.380%, 11-1-20	16	16
4.381%, 6-1-21	2,870	2,961
2.759%, 4-1-22	5,283	5,399
2.000%, 10-1-27	1,232	1,288
3.400%, 6-1-31	3,000	3,292
4.000%, 12-1-31	1,033	1,112
4.000%, 12-1-32	2,248	2,389
5.500%, 12-1-34	333	381
6.000%, 4-1-39	118	132
4.500%, 2-1-44	2,118	2,405
3.000%, 2-25-46	4,652	4,840
4.500%, 2-1-48	1,910	2,120
3.500%, 5-1-49	3,429	3,631
3.000%, 8-1-49	4,463	4,757
3.500%, 8-1-49	4,166	4,433
3.000%, 9-1-49	4,029	4,263
3.000%, 10-1-49	2,126	2,240
3.000%, 1-1-50	4,777	5,107
3.500%, 2-1-50	4,446	4,764
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	5,971	6,163
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 5.000%, 4-20-34	1,881	2,129

		147,679

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 47.0%		$170,828
(Cost: $164,120)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 49.3%
U.S. Treasury Bonds:
2.750%, 8-15-42	2,500	3,204
2.500%, 2-15-45	500	617
2.250%, 8-15-49	8,550	10,277
2.000%, 2-15-50	4,000	4,579

U.S. Treasury Notes:
2.750%, 11-30-20(C)	4,000	4,043
2.500%, 1-31-21	5,300	5,372
1.125%, 6-30-21	2,000	2,019
1.125%, 9-30-21	12,150	12,293
2.000%, 12-31-21	3,000	3,082
1.875%, 4-30-22	6,000	6,187
1.750%, 5-31-22	2,000	2,060
2.000%, 10-31-22	2,000	2,085
1.625%, 11-15-22	9,375	9,698
2.000%, 11-30-22	1,000	1,044
2.750%, 7-31-23	7,500	8,091
2.625%, 12-31-23	8,150	8,839
2.125%, 2-29-24	8,000	8,561
2.000%, 4-30-24	10,000	10,681
2.125%, 7-31-24	17,500	18,846
1.875%, 8-31-24	4,000	4,273
1.500%, 9-30-24	2,575	2,712
2.125%, 5-15-25	10,000	10,888
2.000%, 8-15-25	4,000	4,343
1.625%, 2-15-26	5,000	5,349
1.625%, 5-15-26	5,500	5,895
1.500%, 1-31-27	7,825	8,354
2.250%, 2-15-27	6,000	6,703
2.375%, 5-15-27	1,000	1,129
2.250%, 8-15-27	500	562
2.875%, 5-15-28	2,000	2,360
1.625%, 8-15-29	2,500	2,727
1.750%, 11-15-29	1,050	1,159
1.500%, 2-15-30	1,000	1,081

		179,113

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 49.3%		$179,113
(Cost: $167,194)

SHORT-TERM SECURITIES	Shares
Money Market Funds(D) - 4.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	15,080	15,080

TOTAL SHORT-TERM SECURITIES – 4.2%		$15,080
(Cost: $15,080)

TOTAL INVESTMENT SECURITIES – 100.5%		$365,021
(Cost: $346,394)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(1,814)

NET ASSETS – 100.0%		$363,207

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $8,625 or 2.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	All or a portion of securities with an aggregate value of $332 are on loan.
(D)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$170,828	$—
United States Government Obligations	—	179,113	—
Short-Term Securities	15,080	—	—

Total	$15,080	$349,941	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$346,394

Gross unrealized appreciation	18,710

Gross unrealized depreciation	(83)

Net unrealized appreciation	$18,627